Intangible Assets, Net	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Software and operating system	6,267	6,614	987
Less: Accumulated amortization	(4,668)	(5,500)	(821)
Intangible assets, net	1,599	1,114	166

Amortization expense for the years ended June 30, 2020, 2021 and 2022 was RMB370, RMB604 and RMB832, respectively.